Investment Strategy	Aug. 28, 2026
Hotchkis & Wiley Large Cap Disciplined Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index over the prior twelve months, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the range was from $2,257 million to $4,842.2 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund follows a disciplined value approach, seeking to invest in companies the Advisor believes are trading below their intrinsic value based on fundamental research, while maintaining a consistent, long-term investment process regardless of market conditions.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

The Fund's investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis & Wiley Large Cap Fundamental Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor considers large cap companies to be those with market capitalizations like those found in the Russell 1000® Index over the prior twelve months. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the range was from $2,257 million to $4,842.2 billion, although the Advisor will generally not purchase stock in a company with a market capitalization of less than $3 billion. Market capitalization is measured at the time of initial purchase. The Fund also invests in stocks with high cash dividends or payout yields relative to the market. The Fund may invest in foreign (non-U.S.) securities.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

The Fund's investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

As of the date of this Prospectus, the top sectors represented by the Fund’s underlying investments were financials and information technology. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of large capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap® Index over the prior twelve months. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the range was from $2,257 million to $90.3 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in the securities of small capitalization companies and in foreign (non-U.S.) securities.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis & Wiley Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index over the prior twelve months. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the range was from $8 million to $14.2 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process that relies on rigorous, internally-generated fundamental research. The Fund focuses exposure on these investment opportunities by holding approximately 50-100 securities. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis & Wiley Small Cap Diversified Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor considers small cap companies to be those with market capitalizations like those found in the Russell 2000® Index over the prior twelve months. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the range was from $8 million to $14.2 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities. Under normal conditions, the Fund typically will hold equity securities of approximately 300 to 400 different companies.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by holding approximately 300 to 400 portfolio securities. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets plus borrowings for investment purposes in U.S. and non-U.S. companies (as defined below), which may include companies located or operating in established or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S. If the Advisor deems market conditions and/or company valuations less favorable for companies located outside the U.S., the Fund could invest less than 40%, but would invest at least 30% of its net assets in equity securities of companies located outside the U.S. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). In constructing the portfolio, the Advisor seeks to maintain exposure to a variety of non‑U.S. countries by evaluating each issuer’s primary economic ties (as described above) and allocating investments across multiple countries and regions based on relative value opportunities, market conditions, and diversification considerations, rather than concentrating the Fund’s non‑U.S. investments in a single country or region (except where the Advisor determines such concentration is warranted based on these considerations). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund invests in companies of any size market capitalization.

The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sectors represented by the Fund’s underlying investments were financials and information technology. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets plus borrowings for investment purposes in U.S. and non-U.S. companies (as defined below), which may include companies located or operating in established or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings for investment purposes) primarily in non-U.S. companies (as defined below), which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund invests in companies of any size market capitalization.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings for investment purposes) primarily in non-U.S. companies (as defined below), which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
IHotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of non-U.S. small capitalization companies, which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.
Small capitalization companies are defined as those companies that have market capitalizations not greater than that of the largest company included in the MSCI World ex-USA Small Cap Index (the “Index”) over the prior twelve months. The Index is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of smaller capitalization stocks in developed markets, excluding the U.S. market. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the total market capitalization of the largest company included in the Index was
$16.1 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund.

The Advisor believes value companies to be companies the Advisor believes are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by, under normal conditions, holding equity securities of approximately 250 to 300 different companies. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sectors represented by the Fund’s underlying investments were financials and industrials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of non-U.S. small capitalization companies, which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund normally invests in equity securities, such as common stock, preferred stock and convertible securities, of any size market capitalization, and investment grade and high yield (“junk bonds”) fixed income securities. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) selects companies that it believes have strong capital appreciation potential. The Fund may invest in foreign (non-U.S.) securities. The Fund’s investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund may also use futures, options, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.

The Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was information technology. The Fund’s investments in various sectors may change over time.

Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities, rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality) (“junk bonds”). The Fund may also use futures, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. For purposes of the 80% test, derivatives will be valued at notional value. The Fund may invest in mortgage- or asset-backed securities. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act.
The Fund may not invest more than 10% of its total assets in fixed income securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the ICE BofA BB-B U.S. High Yield Constrained Index, which as of June 30, 2026 was 3.03 years. Duration measures the price sensitivity of a bond to changes in interest rates, calculated by the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. For example, the share price of a fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market.
In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities, rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality) (“junk bonds”).
Hotchkis & Wiley SMID Cap Diversified Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund is an actively-managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small to mid capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the
“Advisor”) definition of value. The equity securities in which the Fund may invest include common and preferred stocks. The Advisor currently considers small and mid cap companies to be those with market capitalizations like those found in the Russell 2000® and Russell Midcap® Indices over the prior twelve months. The market capitalization range of the Indices change constantly, but as of June 30, 2026, the range was from $8 million to $14.2 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in foreign (non-U.S.) securities. Under normal conditions, the Fund typically will hold equity securities of approximately 150 to 200 different companies.

The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by holding approximately 150 to 200 portfolio securities. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; 4) portfolio diversification; and 5) strategy parameters. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns. Strategy parameters means selling an investment based on the Advisor’s proprietary investment approach to deciding when to sell an investment based on certain predetermined metrics.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small to mid capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
HW Opportunities MP Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund normally invests in equity securities, such as common stocks, preferred stock and convertible securities of any size market capitalization. The Fund may invest in investment grade and high yield (“junk bonds”) fixed income securities from time to time. The Advisor selects companies that it believes have strong capital appreciation potential. The Fund also intends to invest a significant portion of its assets in companies in the financial sector. The Fund may invest in foreign (non-U.S.) securities. The Fund’s investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund may also use futures, options, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund seeks to invest in companies that the Advisor believes have future prospects that are misunderstood or not fully recognized by the market. The Advisor employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. The Advisor believes that investors often extrapolate a company’s value from current conditions – a behavior the Advisor believes disregards basic economic principles and creates short-term mispricings. The Advisor attempts to exploit these opportunities through proprietary research focused on valuation relative to long-run normal earnings. To identify these investment opportunities, the Advisor employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research, focusing on investment parameters such as a company’s tangible assets and sustainable cash flow.

The Advisor does not employ predetermined rules for sales; rather, the Advisor evaluates each sell candidate based on the candidate’s specific risk and return characteristics, which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. For relative valuation, the Advisor compares the price of the security against its proprietary estimate of normal earnings (e.g., price to earnings (P/E) and enterprise value to earnings before interest and taxes (EV/EBIT)) and the company’s fundamental risk ratings score against other securities in the portfolio and other securities in the market, with the goal of improving the risk-adjusted return of the overall portfolio. As an example of fundamental operating trends, if business metrics such as sales growth, market share, profitability, return on capital, or other financial metrics change in a meaningful way such that the original investment thesis is no longer valid, the Advisor may sell the position. If a company’s fundamentals are deteriorating to a level that it may not be able to meet its financial obligations to creditors, the Advisor may sell the security even if the valuation is attractive. The reason for this consideration is that when a company experiences this level of distress, the risk of permanent loss of capital to equity holders is very high. Deterioration of fundamentals includes sharp declines in profits, cash flow, liquidity and access to external or third-party capital. Additionally, the Advisor may sell a position to reduce the Fund’s concentration to particular factors such as industry, sector, interest rates, cyclicality, and leverage, and to increase portfolio diversification. The Advisor also may engage in active and frequent trading of the Fund’s securities in order to achieve its investment objective.

ETF Class Shares | Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor considers mid-cap companies to be those with market capitalizations like those found in the Russell Midcap® Index over the prior twelve months. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the range was from $2,257 million to $90.3 billion. Market capitalization is measured at the time of initial purchase. The Fund may invest in the securities of small capitalization companies and in foreign (non-U.S.) securities.

The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
ETF Class Shares | Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets plus borrowings for investment purposes in U.S. and non-U.S. companies (as defined below), which may include companies located or operating in established or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S. If the Advisor deems market conditions and/or company valuations less favorable for companies located outside the U.S., the Fund could invest less than 40%, but would invest at least 30% of its net assets in equity securities of companies located outside the U.S. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). In constructing the portfolio, the Advisor seeks to maintain exposure to a variety of non‑U.S. countries by evaluating each issuer’s primary economic ties (as described above) and allocating investments across multiple countries and regions based on relative value opportunities, market conditions, and diversification considerations, rather than concentrating the Fund’s non‑U.S. investments in a single country or region (except where the Advisor determines such concentration is warranted based on these considerations). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country. The Fund invests in companies of any size market capitalization.

The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sectors represented by the Fund’s underlying investments were financials and information technology. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets plus borrowings for investment purposes in U.S. and non-U.S. companies (as defined below), which may include companies located or operating in established or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
ETF Class Shares | Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings for investment purposes) primarily in non-U.S. companies (as defined below), which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC's (the "Advisor") definition of value. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund's assets may be invested in companies located in a single country. The Fund invests in companies of any size market capitalization.
The Advisor believes value companies to be companies that are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities.
The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research. With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was financials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings for investment purposes) primarily in non-U.S. companies (as defined below), which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC's (the "Advisor") definition of value.
ETF Class Shares | IHotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of non-U.S. small capitalization companies, which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value. The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: (i) its primary stock exchange listing; (ii) where it is registered, organized or incorporated; (iii) where its headquarters are located; (iv) where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or (v) where at least 50% of its assets are located. The Fund will allocate its assets among various regions and countries (but in no less than three different countries). From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.
Small capitalization companies are defined as those companies that have market capitalizations not greater than that of the largest company included in the MSCI World ex-USA Small Cap Index (the “Index”) over the prior twelve months. The Index is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of smaller capitalization stocks in developed markets, excluding the U.S. market. The market capitalization range of the Index changes constantly, but as of June 30, 2026, the total market capitalization of the largest company included in the Index was $16.1 billion. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund.

The Advisor believes value companies to be companies the Advisor believes are undervalued in the marketplace. The Advisor considers traditional and other measures of value, such as (1) whether the company is included in a third-party value benchmark; (2) whether the company falls below the relevant equity market index average for any “value” metric, such as price-to-earnings ratio; price-to-book value ratio; price-to-cash flow ratio; price-to-sales ratio; or enterprise value-to-EBITDA, among others; or (3) the Advisor determines, based on a reasonable, consistently applied investment process, that the company exhibits characteristics commonly associated with value investments, even if it does not satisfy one or more of the specific metrics described above. In making this determination, the Advisor generally considers whether the company’s market price appears to undervalue its intrinsic value, including due to factors such as temporary business or market dislocation, cyclical pressures, or the company being out of favor with investors. For example, the Advisor may determine that a company constitutes a value investment where its current market price is below the Advisor’s assessment of intrinsic value, as derived from a discounted cash flow analysis or comparable company valuation multiples; provided that such determination is supported by fundamental or valuation-based analysis and one or more valuation or financial indicators (which may include, among others, earnings, cash flow, asset values, or comparable company analysis), as applied within the Advisor’s investment process.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process based on a proprietary model that is augmented with internally-generated fundamental research. The Fund seeks broad diversified exposure to these investment opportunities by, under normal conditions, holding equity securities of approximately 250 to 300 different companies. With the exception of diversification guidelines, the Fund does not employ pre-determined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sectors represented by the Fund’s underlying investments were financials and industrials. The Fund’s investments in various sectors may change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of non-U.S. small capitalization companies, which may include companies located or operating in developed or emerging markets, that meet Hotchkis & Wiley Capital Management, LLC’s (the “Advisor”) definition of value.
ETF Class Shares | Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund normally invests in equity securities, such as common stock, preferred stock and convertible securities, of any size market capitalization, and investment grade and high yield (“junk bonds”) fixed income securities. Hotchkis & Wiley Capital Management, LLC (the “Advisor”) selects companies that it believes have strong capital appreciation potential. The Fund may invest in foreign (non-U.S.) securities. The Fund’s investments in foreign securities may be direct investments or in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure. The Fund may also use futures, options, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.
The Fund seeks to invest in companies whose future prospects are misunderstood or not fully recognized by the market. The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior, such as investment decisions driven by emotions, biases, or cognitive errors. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.

The Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) portfolio diversification. Relative valuation involves selling an investment when a company’s valuation metrics become high relative to comparable companies, the market, or its historical levels. Fundamental operating trends involves selling an investment when there is evidence of a decline in a company’s underlying business performance or industry conditions. Deterioration of fundamentals involves selling an investment when a company’s underlying business or industry fundamentals, such as revenue or earnings, weaken. Portfolio diversification refers to selling holdings to maintain balance, manage risk, and optimize returns.

As of the date of this Prospectus, the top sector represented by the Fund’s underlying investments was information technology. The Fund’s investments in various sectors may change over time.

ETF Class Shares | Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities, rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality) (“junk bonds”). The Fund may also use futures, swaps and other derivatives (a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index) as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or to manage cash. For purposes of the 80% test, derivatives will be valued at notional value. The Fund may invest in mortgage- or asset-backed securities. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration with U.S. Securities and Exchange Commission pursuant to Regulation S (“Regulation S Securities”) under the 1933 Act.
The Fund may not invest more than 10% of its total assets in fixed income securities rated Caa or below by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Advisor to be of comparable quality. The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the ICE BofA BB-B U.S. High Yield Constrained Index, which as of June 30, 2026 was 3.03 years. Duration measures the price sensitivity of a bond to changes in interest rates, calculated by the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows. For example, the share price of a fund with a duration of three years would be expected to fall approximately 3% if interest rates rose by one percentage point.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the Advisor’s outlook for the
U.S. economy and the economies of other countries in the world, the financial markets and other factors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities, rated below investment grade (i.e., rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or, if unrated, determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) to be of comparable quality) (“junk bonds”).